UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10527
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                      UBS Equity Opportunity Fund II L.L.C.
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               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 212-882-5819

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2007
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                                  MARCH 31, 2007

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                                                                                     REALIZED AND
                                                                                      UNREALIZED
                                                                              % OF    GAIN/(LOSS)
                                                                            MEMBERS'     FROM
INVESTMENT FUND                                COST         FAIR VALUE      CAPITAL   INVESTMENTS   LIQUIDITY     LOCK UP*
-----------------------------------------  ------------    ------------     -------   -----------   ---------     ---------
Abrams Bison Partners, L.P.                $ 19,000,000    $ 27,213,936        6.15%  $ 1,061,711    Annually
Alson Signature Fund II, L.P.                15,249,481      23,809,137        5.38       746,406    Quarterly        X
Caxton Alpha Growth Fund, L.L.C.             12,500,000      16,830,132        3.80       528,493    Monthly
Caxton Equity Growth Fund, L.L.C.             9,000,000      15,286,319        3.45       382,574    Annually
Cobalt Partners, L.P.                        29,000,000      48,873,238       11.05     1,963,881    Semi-Annually    X
Delta Institutional Fund, L.P.               14,500,000      32,818,181        7.41     2,525,240    Quarterly
Forest Hill Select Fund, L.P.                13,300,000      16,176,037        3.65       672,542    Quarterly
JANA Partners Qualified, L.P.                22,000,000      27,128,710        6.13     1,796,972    Quarterly
JANA Piranha Fund, L.P.                       8,000,000       9,611,960        2.17       879,643    Quarterly        X
Level Global, L.P.                           20,000,000      24,796,335        5.60       684,201    Quarterly        X
North River Partners, L.P.                   16,500,000      23,953,346        5.41       359,609    Quarterly
North Sound Legacy, Class B                   4,000,000       3,605,839        0.81       255,159    Quarterly
Raptor Global Fund, L.P.                     18,500,000      32,480,923        7.34       546,163    Quarterly
Southpoint Qualified Fund, L.P.              22,000,000      24,566,422        5.55     1,947,439    Annually
Spindrift Partners Fund, L.P.                15,000,000      19,067,254        4.31       650,420    Semi-Annually
Subprime Credit Strategies Fund II, L.P.      4,000,000       6,947,230        1.57     2,592,962    Quarterly
TCS Capital II, L.P.                         19,500,000      34,857,506        7.88     2,404,055    Annually         X
Trian Partners, L.P.                         17,962,666      20,252,608        4.58     1,307,805    Annually         X
Trian Partners, L.P. (side pocket equity)        37,334          37,334        0.01            --    Quarterly
Wesley Capital QP, L.P.                      21,000,000      30,872,471        6.98     1,583,380
                                           ------------    ------------       ------  -----------
Total                                      $301,049,481    $439,184,918       99.23%  $22,888,655
                                           ============    ============       ======  ===========

*   The Investment Fund provides for periodic redemptions. As of March 31, 2007, the Fund was subject to lock up provisions of up to three years from initial investment.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Equity Opportunity Fund II L.L.C.
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By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date           May 25, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date           May 25, 2007
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date           May 25, 2007
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* Print the name and title of each signing officer under his or her signature.